CONSOLIDATED STATEMENT OF CASH FLOW - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	[1]	$ 3,941,699	$ 6,365,581	$ 6,214,971
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	[1]	1,055,991	1,011,455	1,082,838
Other assets impairment	[1]	58,047	106,426	42,021
(Recovery) / impairment of investments in subsidiaries, associates and joint ventures	[1]	(117,867)	314,347	108,175
Impairment of goodwill	[1]	3,455,597	0	0
Equity method	[1]	(348,962)	(222,572)	(113,115)
Credit impairment charges on loans and advances and financial leases	[1]	4,620,893	5,413,652	7,461,479
Credit impairment charges on off balance sheet credit and other financial instruments	[1],[2]	(29,607)	38,697	107
Gain on sales of assets	[1]	(238,305)	(103,481)	(170,910)
Valuation gain on investment securities	[1]	(2,516,636)	(2,376,109)	(1,680,403)
Gain upon disposal of investment in subsidiaries, associates, and joint ventures	[1]	(11,508)	0	0
Valuation on derivative financial instruments	[1]	62,468	(323,784)	(180,246)
Income tax	[1]	2,886,653	2,392,336	1,932,555
Bonuses and short-term benefits	[1]	1,049,591	811,648	734,916
Dividends	[1]	(154,368)	(140,634)	(127,427)
Investment property valuation	[1]	(109,781)	(200,256)	(197,526)
Effect of exchange rate changes	[1]	(1,133,542)	307,689	(245,915)
Other non-cash items	[1]	(41,400)	(10,276)	74,905
Net interest	[1]	(18,036,859)	(17,589,640)	(18,572,492)
Change in operating assets and liabilities:
Decrease / (increase) in derivative financial instruments	[1]	290,109	(394,624)	859,961
Decrease / (increase) in accounts receivable	[1]	1,244,206	(713,069)	(525,550)
Increase in loans and advances to customers	[1]	(27,306,897)	(21,622,099)	(10,554,946)
(Increase) / decrease in other assets	[1]	(1,167,123)	895,908	(1,151,822)
Increase / (decrease) in accounts payable	[1]	742,030	(859,352)	945,923
Increase / (decrease) in other liabilities	[1]	409,431	(1,393,618)	245,593
Increase in deposits by customers	[1]	27,999,206	18,329,816	17,025,357
Increase / (decrease) in estimated liabilities and provisions	[1]	8,498	(18,204)	(40,602)
Net changes in investment securities recognized at fair value through profit or loss	[1]	(3,004,255)	(8,401,726)	(1,988,166)
Proceeds from sales of assets held for sale and inventories	[1]	1,463,627	1,380,264	1,060,642
Recovery of charged-off loans	[1]	865,865	926,268	770,934
Income tax paid	[1]	(2,417,279)	(1,954,871)	(2,737,511)
Dividend received	[1]	237,314	223,313	155,676
Interest received	[1]	31,802,060	33,225,177	34,702,410
Interest paid	[1]	(13,299,951)	(14,982,367)	(15,978,748)
Net cash provided by operating activities	[1]	12,258,945	435,895	19,153,084
Cash flows from investment activities:
Purchases of debt instruments at amortized cost	[1]	(1,967,254)	(2,114,414)	(3,629,543)
Proceeds from maturities of debt instruments at amortized cost	[1]	1,115,138	1,622,184	4,738,686
Purchases of debt instruments at fair value through OCI	[1]	(436,275)	(448,930)	(7,837,997)
Proceeds from debt instruments at fair value through OCI	[1]	1,039,663	2,307,032	9,253,538
Purchases of equity instruments at fair value through OCI and interests in associates and joint ventures	[1]	(21,493)	(134,381)	(122,910)
Proceeds from equity instruments at fair value through OCI and interests in associates and joint ventures	[1]	77,330	40,489	16,804
Purchases of premises and equipment and investment properties	[1]	(2,244,222)	(2,042,094)	(2,412,123)
Proceeds from sales of premises and equipment and investment properties	[1]	496,117	414,030	185,324
Purchase of other long-term assets	[1]	(275,097)	(203,112)	(351,468)
Net cash used in investing activities	[1]	(2,216,093)	(559,196)	(159,689)
Cash flows from financing activities:
Increase in repurchase agreements and other similar secured borrowing	[1]	34,012	550,584	304,846
Proceeds from borrowings from other financial institutions	[1]	7,454,602	9,416,739	9,855,033
Repayment of borrowings from other financial institutions	[1]	(10,808,762)	(10,496,891)	(9,921,582)
Payment of lease liability	[1]	(203,415)	(174,818)	(182,596)
Placement of debt instruments in issue	[1],[3]	2,540,893	4,155,253	1,781,728
Payment of debt instruments in issue	[1],[3]	(1,618,031)	(9,276,962)	(3,928,673)
Dividends paid	[1]	(5,196,645)	(3,398,756)	(3,298,183)
Buyback of shares	[1]	(431,418)	0	0
Transactions with non-controlling interests	[1]	(18,086)	(19,525)	(41,245)
Net cash (used) provided in financing activities(4)	[1],[4]	(8,246,850)	(9,244,376)	(5,430,672)
Effect of exchange rate changes on cash and cash equivalents	[1]	(1,205,941)	2,412,167	(5,408,405)
Increase / (decrease) in cash and cash equivalents	[1]	1,796,002	(9,367,677)	13,562,723
Cash and cash equivalents at beginning of year	[1]	32,844,099	39,799,609	31,645,291
Cash and cash equivalents at end of year	[1]	$ 33,434,160	$ 32,844,099	$ 39,799,609

[1]	As of December 31, 2025, 2024 and 2023, the cash flow include the operations of Banistmo S.A. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
[2]	Mainly credit card limits and overdrafts.
[3]	For further information, see Note 18 Debt instruments in issues.
[4]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 29 Liabilities from financing activities.